Provision for Payments in Lieu of Corporate Income Taxes - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses [Line Items]
Current provision due from related parties	197	154
Current provision due to related parties	230	261
Provision for deferred recovery of PILs	2	9
PILs [Member]
Income Tax Expenses [Line Items]
Provision for deferred recovery of PILs	2	9
Deferred tax liability	0	60
PILs [Member] | OEFC [Member]
Income Tax Expenses [Line Items]
Current provision due from related parties	29
Current provision due to related parties		10